Cash and cash equivalents and financial assets, Cash and cash equivalents and short-term financial assets (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2020 CHF (SFr) Deposit	Dec. 31, 2019 CHF (SFr)
Cash and cash equivalents and financial assets [Abstract]
Short-term financial assets due in one year or less	SFr 65,000	SFr 95,000
Number of deposits in escrow accounts | Deposit	2
Deposits in escrow accounts	SFr 334	SFr 304